GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2018
Geographic Areas, Revenues from External Customers [Abstract]
Schedule Of Revenues From Sales To Unaffiliated Customers
The following table presents the total revenues for the six months ended June 30, 2017 and 2018, allocated to the geographic areas in which it was generated:

	Six months ended June 30,
	2017	2018

North America	$17,782	$17,373
Europe	18,189	19,553
Africa	7,494	5,560
Asia-Pacific and Middle East	24,940	23,233
India	77,210	80,281
Latin America	23,740	25,603

	$169,355	$171,603

Schedule of Property and Equipment by Location
The following table presents the locations of the Company’s property and equipment as of December 31, 2017 and June 30, 2018:

	December 31	June 30,
	2017	2018

Israel	$25,419	$25,060
Others	4,451	4,995

	$29,870	$30,055